Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue [Abstract]
Services and products transferred at a point in time	$ 1,941,239	$ 1,824,924	$ 7,056,659	$ 2,289,249	$ 2,803,026
Services and products transferred over time	77,124	748,507	457,001	1,287,093	1,909,186
Total revenue	$ 2,018,363	$ 2,573,431	$ 7,513,660	$ 3,576,342	$ 4,712,212